Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Apr. 25, 2024	Jan. 01, 2022
Product Information [Line Items]
Reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Cash, Uninsured Amount		$ 1,000		$ 2,500
Concentration risk license, descriptions		The Company has a receivable due from Biofrontera AG for its 50% share of a legal settlement and related costs for which they are jointly and severally liable for the total settlement amount. The Company has a contractual right to repayment of its share of the settlement payment from Biofrontera AG under the Settlement Allocation Agreement entered into on December 9, 2021, which provided that the settlement payments would first be made by the Company and then reimbursed by Biofrontera AG for its share. Although this receivable has credit risk, it is mitigated by the Settlement Allocation Agreement as amended on March 31, 2022, which provides certain remedies to the Company, if Biofrontera AG fails to make timely reimbursements, which the Company may implement in its sole discretion, including the ability to charge interest at a rate of 6.0% per annum for each day that any reimbursement is past due and the ability to offset any overdue reimbursement amounts against payments owed to Biofrontera AG by the Company
Operating lease right of use asset		$ 1,612	$ 1,375	1,081		$ 1,800
Operating lease liability		$ 1,495		$ 994		$ 1,800
Credit rating description		The IBR for the twelve months ended December 31, 2023 was 9.5%. Given the absence of an outstanding debt agreement for the twelve months ended December 31, 2022, a synthetic credit rating analysis was used in estimating the Company’s IBR. Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for lease liabilities at inception and 8.5% for 2022 lease liabilities. No adjustments to the right-of-use asset were required for items such as initial direct costs paid or incentives received.
Product warranty expense		$ 100	$ 100
Dividend rate		0.00%	0.00%
Advertising costs		$ 200	$ 100
Logistics and Distribution [Member]
Product Information [Line Items]
Logistics and distribution costs		$ 500	$ 500